PIMCO Funds

Supplement dated November 20, 2025 to the Equity-Related Strategy Funds Prospectus (the “Prospectus”) dated August 1, 2025, as supplemented from time to time

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO RAE Fundamental Advantage PLUS Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Messrs. Hyman and Tsu and Ms. Yang are Managing Directors of PIMCO. Mr. Arnott has jointly and primarily managed the Fund since September 2014. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Seidner has jointly and primarily managed the Fund since February 2021. Mr. Hyman has jointly and primarily managed the Fund since August 2025. Mr. Masturzo has jointly and primarily managed the Fund since November 2025.

Effective immediately, the PIMCO RAE PLUS EMG Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Messrs. Hyman and Tsu and Ms. Yang are Managing Directors of PIMCO. Mr. Arnott has jointly and primarily managed the Fund since September 2014. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Seidner has jointly and primarily managed the Fund since February 2021. Mr. Hyman has jointly and primarily managed the Fund since August 2025. Mr. Masturzo has jointly and primarily managed the Fund since November 2025.

Effective immediately, the PIMCO RAE PLUS Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Messrs. Hyman and Tsu and Ms. Yang are Managing Directors of PIMCO. Mr. Arnott has jointly and primarily managed the Fund since September 2014. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Seidner has jointly and primarily managed the Fund since February 2021. Mr. Hyman has jointly and primarily managed the Fund since August 2025. Mr. Masturzo has jointly and primarily managed the Fund since November 2025.

Effective immediately, the PIMCO RAE PLUS International Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Messrs. Hyman and Tsu and Ms. Yang are Managing Directors of PIMCO. Mr. Arnott has jointly and primarily managed the Fund since September 2014. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Seidner has jointly and primarily managed the Fund since February 2021. Mr. Hyman has jointly and primarily managed the Fund since August 2025. Mr. Masturzo has jointly and primarily managed the Fund since November 2025.

Effective immediately, the PIMCO RAE PLUS Small Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu, and Jing Yang. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Messrs. Hyman and Tsu and Ms. Yang are Managing Directors of PIMCO. Mr. Arnott has jointly and primarily managed the Fund since September 2014. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Seidner has jointly and primarily managed the Fund since February 2021. Mr. Hyman has jointly and primarily managed the Fund since August 2025. Mr. Masturzo has jointly and primarily managed the Fund since November 2025.

Effective immediately, the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu, Jing Yang and Graham Rennison. Accordingly, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section in the Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates serves as the Fund’s sub-adviser. The Fund’s portfolio is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu, Jing Yang and Graham Rennison. Mr. Arnott is the Chairman and Founder of Research Affiliates. Mr. Masturzo is the Chief Investment Officer of Research Affiliates. Mr. Seidner is CIO Non-traditional Strategies and a Managing Director of PIMCO. Messrs. Hyman and Tsu and Ms. Yang are Managing Directors of PIMCO. Mr. Rennison is an Executive Vice President of PIMCO. Mr. Arnott has jointly and primarily managed the Fund since September 2014. Mr. Tsu and Ms. Yang have jointly and primarily managed the Fund since July 2018. Mr. Rennison has jointly and primarily managed the Fund since May 2019. Mr. Seidner has jointly and primarily managed the Fund since February 2021. Mr. Hyman has jointly and primarily managed the Fund since August 2025. Mr. Masturzo has jointly and primarily managed the Fund since November 2025.

In addition, effective immediately, disclosure concerning the Fund’s portfolio managers in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO RAE Fundamental Advantage PLUS Fund* PIMCO RAE PLUS EMG Fund* PIMCO RAE PLUS Fund* PIMCO RAE PLUS International Fund* PIMCO RAE PLUS Small Fund* PIMCO RAE Worldwide Long/Short PLUS Fund**	Robert D. Arnott	9/14 9/14 9/14 9/14 9/14 12/14†	Chairman and Founder, Research Affiliates, since July 2002. Previously, Mr. Arnott was Chairman of First Quadrant, L.P. until April 2004. He joined First Quadrant in April 1988.

PIMCO RAE Fundamental Advantage PLUS Fund* PIMCO RAE PLUS EMG Fund* PIMCO RAE PLUS Fund* PIMCO RAE PLUS International Fund* PIMCO RAE PLUS Small Fund* PIMCO RAE Worldwide Long/Short PLUS Fund**	Jim Masturzo	11/25 11/25 11/25 11/25 11/25 11/25

Chief Investment Officer, Research Affiliates, since August 2025. Previously at Research Affiliates, Mr. Masturzo served as Chief Investment Officer of Multi-Asset Strategies and was responsible for the firm’s tactical asset allocation and cross-asset portfolios since July 2021. Previously, Mr. Masturzo was a Portfolio Performance & Risk Analytics Specialist at Bloomberg until June 2013. He joined Bloomberg in August 2010.

PIMCO StocksPLUS® Long Duration Fund	Michael Cudzil	2/16

Managing Director, PIMCO. Mr. Cudzil is a managing director and generalist portfolio manager based in the Newport Beach office. He is a rotating member of the PIMCO Investment Committee and co-chair of the Americas portfolio committee. As portfolio manager across multi-sector fixed income mandates, Mr. Cudzil also serves as a senior member of the Total Return portfolio management team, co-lead of the liability-driven investment portfolio management team, and co-lead of the agency MBS portfolio management team. Prior to joining PIMCO in 2012, he worked as a managing director and head of pass-through trading at Nomura. He has investment experience since 1997 and holds a bachelor’s degree in political science from the University of Pennsylvania.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental Advantage PLUS Fund

PIMCO RAE PLUS EMG Fund

PIMCO RAE PLUS Fund

PIMCO RAE PLUS International Fund

PIMCO RAE PLUS Small Fund

PIMCO RAE Worldwide Long/Short PLUS Fund

PIMCO StocksPLUS® Absolute Return Fund

PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)

PIMCO StocksPLUS® International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Daniel Hyman	8/25

Managing Director, PIMCO. Mr. Hyman leads the agency mortgage portfolio management team in the Newport Beach office. Prior to joining PIMCO in 2008, he was a vice president at Credit Suisse where he traded Agency pass-throughs. He has 21 years of investment experience and holds an undergraduate degree from Lehigh University.

PIMCO StocksPLUS® Long Duration Fund	Mohit Mittal	2/16

CIO Core Strategies and Managing Director, PIMCO. Mr. Mittal is a member of the Investment Committee and a portfolio manager for fixed income multi-sector portfolios across the duration and credit spectrum. As CIO Core Strategies, Mr. Mittal has leadership and oversight responsibilities for long-only strategies across PIMCO’s Low and Moderate Duration, Total Return, and Long Duration strategy suite. Morningstar named him winner of the 2020 U.S. Morningstar Award for Investing Excellence in the Rising Talent category. Mr. Mittal also serves on the board of Orangewood Foundation. He joined PIMCO in 2007 and holds an MBA from the Wharton School of the University of Pennsylvania and an undergraduate degree in computer science from Indian Institute of Technology (IIT) in Delhi, India.

PIMCO RAE Worldwide Long/Short PLUS Fund**	Graham Rennison	5/19

Executive Vice President, PIMCO. Mr. Rennison is a member of the quantitative portfolio management group, focusing on multi-asset class systematic strategies. Prior to joining PIMCO in 2011, Mr. Rennison was associated with Barclays Capital and Lehman Brothers, researching and publishing widely on quantitative strategies in the credit markets.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO StocksPLUS® Long Duration Fund	Stephen Rodosky	8/07†

Managing Director, PIMCO. Mr. Rodosky is a portfolio manager for real return and U.S. long duration strategies. He leads the rates liquid products team and also leads talent management for portfolio management in the U.S. Prior to joining PIMCO in 2001, Mr. Rodosky was vice president of institutional sales with Merrill Lynch. He has investment experience since 1995 and holds a master’s degree in financial markets from Illinois Institute of Technology. He received an undergraduate degree from Villanova University.

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International
Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

PIMCO StocksPLUS® Absolute
Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
International Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS®
International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Marc Seidner	2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21 2/21

CIO Non-traditional Strategies and Managing Director, PIMCO. Mr. Seidner is head of portfolio management in the New York office. He is also a generalist portfolio manager and a member of the Investment Committee. He rejoined PIMCO in November 2014 after serving as head of fixed income at GMO LLC, and previously he was a PIMCO Managing Director, generalist portfolio manager and member of the Investment Committee until January 2014. Prior to joining PIMCO in 2009, he was a managing director and domestic fixed income portfolio manager at Harvard Management Company. Previously, he was director of active core strategies at Standish Mellon Asset Management and a senior portfolio manager at Fidelity Management and Research. He has investment experience since 1988 and holds an undergraduate degree in economics from Boston College.

PIMCO StocksPLUS® Fund	Jerome Schneider	8/25

Managing Director, PIMCO. Mr. Schneider is the leader of short-term portfolio management and funding. Prior to joining PIMCO in 2008, he served as Senior Managing Director with Bear Stearns, specializing in credit and mortgage-related funding transactions. Mr. Schneider joined Bear Stearns in 1995. He has investment experience since 1996 and holds an undergraduate degree in economics and international relations from the University of Pennsylvania and an MBA from the Stern School of Business at New York University.

Fund	Portfolio Manager	Since	Recent Professional Experience

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International
Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

PIMCO StocksPLUS® Absolute
Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
International Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS®
International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Bryan Tsu	7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18

Managing Director, PIMCO. He is a portfolio manager in the Newport Beach office. He manages StocksPLUS, multi-sector credit, and securitized strategies. He is also a senior member of the insurance solutions team and a senior commercial mortgage-backed securities specialist. Mr. Tsu currently serves as a rotating member of PIMCO’s Americas portfolio committee, which he has previously co-chaired, and he has also served as a rotating member of PIMCO’s Investment Committee. Prior to joining PIMCO in 2008, he worked at Bear Stearns in New York. He has investment experience since 2006 and holds a bachelor’s degree in economics and operations research from Columbia University.

PIMCO RAE Fundamental
Advantage PLUS Fund*

PIMCO RAE PLUS EMG Fund*

PIMCO RAE PLUS Fund*

PIMCO RAE PLUS International
Fund*

PIMCO RAE PLUS Small Fund*

PIMCO RAE Worldwide
Long/Short PLUS Fund**

PIMCO StocksPLUS® Absolute
Return Fund

PIMCO StocksPLUS® Fund

PIMCO StocksPLUS®
International Fund
(U.S. Dollar-Hedged)

PIMCO StocksPLUS®
International Fund (Unhedged)

PIMCO StocksPLUS® Short Fund

PIMCO StocksPLUS® Small Fund

	Jing Yang	7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18 7/18

Managing Director, PIMCO. Ms. Yang is a portfolio manager in the Newport Beach office. She oversees the asset-backed securities portfolio management team and focuses on StocksPLUS, multi-sector credit, and securitized strategies. Prior to joining PIMCO in 2006, she worked in home equity loan structuring at Morgan Stanley in New York. She has investment experience since 2006 and holds a Ph.D. in ecology and evolution with a focus on bioinformatics and a master’s degree in statistics from the University of Chicago.

*	Messrs. Arnott and Masturzo are responsible for equity investments. Messrs. Seidner, Hyman, and Tsu and Ms. Yang are responsible for fixed income investments.
**

Messrs. Arnott and Masturzo are responsible for equity investments. Messrs. Seidner, Hyman and Tsu and Ms. Yang are responsible for fixed income investments. Mr. Rennison is responsible for quantitative asset allocation.

†	Inception of the Fund.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP2_112025

PIMCO Funds

Supplement dated November 20, 2025 to the Statement of Additional Information (the “SAI”)

dated August 1, 2025, as supplemented from time to time

Disclosure Related to the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund, PIMCO RAE PLUS Small Fund and PIMCO RAE Worldwide Long/Short PLUS Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang. Also, effective immediately, PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu, Jing Yang and Graham Rennison.

Accordingly, effective immediately, the following sentence is added to the end of the paragraph in the subsection “Portfolio Managers—Other Accounts Managed” in the SAI:

Effective November 20, 2025, each of the PIMCO RAE Fundamental Advantage PLUS Fund, PIMCO RAE PLUS EMG Fund, PIMCO RAE PLUS Fund, PIMCO RAE PLUS International Fund and PIMCO RAE PLUS Small Fund is jointly managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu and Jing Yang and the PIMCO RAE Worldwide Long/Short PLUS Fund is jointly and primarily managed by Robert D. Arnott, Jim Masturzo, Marc Seidner, Daniel Hyman, Bryan Tsu, Jing Yang and Graham Rennison.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI and the following is added:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Masturzo[35]
Registered Investment Companies	4	$4,360.99	0	$0.00
Pooled Investment Vehicles	0	$0.00	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[35]

Effective November 20, 2025, Mr. Masturzo co-manages the PIMCO All Asset Fund ($11,191.3 million), the PIMCO All Asset All Authority Fund ($998.7 million), the PIMCO RAE Fundamental Advantage PLUS Fund ($365.7 million), the PIMCO RAE PLUS EMG Fund ($193.6 million), the PIMCO RAE PLUS Fund ($1,101.9 million), the PIMCO RAE PLUS International Fund ($138.3 million), the PIMCO RAE PLUS Small Fund ($192 million) and the PIMCO RAE Worldwide Long/Short PLUS Fund($373.9 million). Information for Mr. Masturzo is as of October 31, 2025.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Masturzo[5]	PIMCO All Asset	$50,001 - $100,000
	PIMCO All Asset All Authority	$10,001 - $50,000
	PIMCO RAE Fundamental Advantage PLUS	None
	PIMCO RAE PLUS EMG	None
	PIMCO RAE PLUS	None
	PIMCO RAE PLUS International	None
	PIMCO RAE PLUS Small	None
	PIMCO RAE Worldwide Long/Short PLUS	None

[5]

Effective November 20, 2025, Mr. Masturzo co-manages the PIMCO All Asset Fund, the PIMCO All Asset All Authority Fund, the PIMCO RAE Fundamental Advantage PLUS Fund, the PIMCO RAE PLUS EMG Fund, the PIMCO RAE PLUS Fund, the PIMCO RAE PLUS International Fund, the PIMCO RAE PLUS Small Fund and the PIMCO RAE Worldwide Long/Short PLUS Fund. Information for Mr. Masturzo is as of November 18, 2025.

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP3_112025